Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Net (loss) income attributable to common stock	$ (440,314)	$ (17,996)
Weighted average shares outstanding – basic	611,903,892	454,712,290
Weighted average shares outstanding - diluted	611,903,892	454,712,290
Net loss per share – basic	$ (0.72)	$ (0.04)
Net loss per share - diluted	$ (0.72)	$ (0.04)